Annual Total Returns - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD Income Fund - Fidelity Simplicity RMD Income Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	5.34%
Annual Return 2015	(0.26%)
Annual Return 2016	5.93%
Annual Return 2017	7.91%
Annual Return 2018	(1.80%)
Annual Return 2019	10.63%
Annual Return 2020	8.97%
Annual Return 2021	3.14%
Annual Return 2022	(11.33%)
Annual Return 2023	8.31%